UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [   ]; Amendment Number: ____
This Amendment (Check only one): [   ] is a restatement
                                 [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Rock Hill Investment Management, L.P.
Address:  3 Bala Plaza East, Suite 585
          Bala Cynwyd, PA 19004

Form 13F File Number:  28-11169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       RHP General Partner, LLC

Name:	Keith S. Marlowe
Title:	Director
Phone:	610-949-9700

Signature, Place, and Date of Signing:

/s/ Keith S. Marlowe	Bala Cynwyd, PA      August 14, 2009
--------------------    ----------------     -----------------
[Signature]   		[City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $35,289 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE


     COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
--------------------------   -------- ---------- ---------- ---------------------  ----------  ---------  ----------------------
                                                  Value
                             Title of             (x $1000) Share/Prn   Sh/  Put/  Investment   Other        Voting Authority
  Name of Issuer               Class     Cusip    (USD)     Amount      Prn  Call  Discretion  Managers   Sole       Shared None
--------------------------   -------- ---------- ---------- ---------- ----- ----  ----------  ---------  ---------- ------ ----
K-V PHARMACEUTICAL CO.          CNV    482740AC1  7,665     21,000,000  PRN        SOLE                   21,000,000
NCI BUILDING SYSTEMS, INC.      CNV    628852AG0  8,918     14,500,000  PRN        SOLE                   14,500,000
POWERWAVE TECHNOLOGIES INC.     CNV    739363AD1  8,990     14,500,000  PRN        SOLE                   14,500,000
RYDER SYSTEM INC.               COM    783549108  279       10,000       SH        SOLE                   10,000
SATCON TECHNOLOGY CORP.         COM    803893106  2,384     1,324,219    SH        SOLE                   1,324,219
VIROPHARMA INC.                 CNV    928241AH1  7,053     13,000,000  PRN        SOLE                   13,000,000